SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Income (Loss) per Ordinary Share (Details) - USD ($)	1 Months Ended	3 Months Ended			9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
Denominator: Weighted Average Non-Redeemable Class A and Class B Ordinary Share [Abstract]
Basic net income (loss) per share (in dollars per share)			$ 0.02
Redeemable Class A Ordinary Shares [Member]
Numerator: Net Income (Loss) minus Redeemable Net Earnings [Abstract]
Allocation of net loss, as adjusted		$ (6,456,694)			$ (7,243,732)
Non-Redeemable Net Income (Loss)	$ (3,395,493)
Denominator: Weighted Average Non-Redeemable Class A and Class B Ordinary Share [Abstract]
Basic weighted average shares outstanding (in shares)		30,000,000		9,375,000	30,000,000
Diluted weighted average shares outstanding (in shares)		30,000,000			30,000,000
Basic net income (loss) per share (in dollars per share)		$ (0.22)		$ (0.26)	$ (0.24)
Diluted net income (loss) per share (in dollars per share)		$ (0.22)			$ (0.24)
Non-redeemable Class B Ordinary Shares [Member]
Numerator: Net Income (Loss) minus Redeemable Net Earnings [Abstract]
Allocation of net loss, as adjusted		$ (1,614,173)			$ (1,810,933)
Non-Redeemable Net Income (Loss)	$ (848,873)
Denominator: Weighted Average Non-Redeemable Class A and Class B Ordinary Share [Abstract]
Basic weighted average shares outstanding (in shares)		7,500,000			7,500,000
Diluted weighted average shares outstanding (in shares)		7,500,000		7,070,313	7,500,000
Basic net income (loss) per share (in dollars per share)		$ (0.22)			$ (0.24)
Diluted net income (loss) per share (in dollars per share)		$ (0.22)		$ (0.26)	$ (0.24)
Private Placement Warrants [Member]
Net income (Loss) per Ordinary Share [Abstract]
Antidilutive shares excluded from computation (in shares)		0			0
Private Placement Warrants [Member] | Redeemable Class A Ordinary Shares [Member]
Net income (Loss) per Ordinary Share [Abstract]
Antidilutive shares excluded from computation (in shares)				26,283,053
Number of shares called by each warrant (in shares)		15,333,333			15,333,333